POST-EMPLOYMENT BENEFITS - Amounts Recognized in Profit and Loss or Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Current service cost	$ 30	$ 11
Net interest expense	20	6
Administrative expense	9	7
Total expense recognized in profit and loss	59	24
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	(241)	113
Actuarial gains and losses arising from changes in demographic assumptions	(14)	(4)
Actuarial gains and losses arising from changes in financial assumptions	337	(39)
Actuarial gains and losses arising from experience adjustments	25	2
Total expense (gain) recognized in other comprehensive income	107	72
Total expense (gain) recognized in comprehensive income	166	96
Post-retirement plan
Disclosure of defined benefit plans [line items]
Current service cost	1	0
Net interest expense	3	2
Administrative expense	0	0
Total expense recognized in profit and loss	4	2
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains and losses arising from changes in demographic assumptions	1	0
Actuarial gains and losses arising from changes in financial assumptions	15	(2)
Actuarial gains and losses arising from experience adjustments	(1)	0
Total expense (gain) recognized in other comprehensive income	15	(2)
Total expense (gain) recognized in comprehensive income	$ 19	$ 0